Earnings per Share - Summary of Basic Earnings per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 KRW (₩) ₩ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 KRW (₩) ₩ / shares shares		Dec. 31, 2022 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding	378,765,026		378,765,026		384,029,392		389,634,335
Profit (loss), attributable to owners of parent	₩ 5,078,220,543,511		$ 3,436,199		₩ 4,594,834,837,385	[1]	₩ 4,112,493,074,223	[2]
Deduction: Dividends on hybrid securities | ₩	(199,798,800,000)				(184,915,050,000)		(126,402,175,000)
Profit attributable to ordinary equity holders of the Parent Company (A) | ₩	₩ 4,878,421,743,511				₩ 4,409,919,787,385		₩ 3,986,090,899,223
Basic earnings per share | (per share)	₩ 12,880		$ 8.72		₩ 11,483	[1]	₩ 10,230	[2]
Number of shares
Earnings per share
Number of issued ordinary shares	393,528,423		393,528,423		403,511,072		408,897,068
Number of treasury shares	(19,927,704)	[3]	(19,927,704)	[3]	(24,847,247)	[3]	(19,262,733)	[3]
Average number of ordinary shares outstanding	373,600,719		373,600,719		378,663,825		389,634,335
Accumulated number of shares
Earnings per share
Number of issued ordinary shares	146,287,481,492		146,287,481,492		147,787,824,904		150,138,929,728
Number of treasury shares	(7,659,481,944)	[3]	(7,659,481,944)	[3]	(7,617,096,867)	[3]	(7,922,397,453)	[3]
Average number of ordinary shares outstanding	138,627,999,548		138,627,999,548		140,170,728,037		142,216,532,275
Number of days	366		366		365		365
Weighted average number of ordinary shares outstanding	378,765,026		378,765,026		384,029,392		389,634,335

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Treasury stock retired during the year ended December 31, 2022 and 2023 were deducted from February 14, 2022 and April 4, 2023, respectively.